UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: October 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

AllianceBernstein

Global Real Estate Investment Fund II

October 31, 2008

Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

December 23, 2008

Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the annual reporting period ended October 31, 2008. The Fund now has a global strategy, but as the Fund is still invested in U.S. securities, both the U.S. benchmark (the FTSE NAREIT Equity Index) and global benchmark (the FTSE EPRA/NAREIT Global Index) will be referenced as points of comparison.

Investment Objective and Policies

This open-end Fund seeks total return from long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment companies, or REITs, and other real estate industry companies, such as real estate operating companies, or REOCs. The Fund invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund invests in U.S. and non-U.S. issuers. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These secu-

rities include mortgage pass-through certificates, real estate mortgage investment conduit certificates (“REMICs”) and collateralized mortgage obligations (“CMOs”). The Fund may also invest in short-term investment-grade debt securities and other fixed-income securities. The Fund also may invest in foreign securities and enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives, including options, futures, forwards and swaps.

Investment Results

The table on page 7 shows the Fund’s performance compared to its current global benchmark, the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Global Index, and its previous domestic benchmark, the FTSE NAREIT Equity Index. Comparisons to the broad U.S. and global equity markets are shown, as represented by the Standard & Poor’s (S&P) 500 Stock Index and the Morgan Stanley Capital International (MSCI) World Index, for the same time frames.

The Fund outperformed the FTSE EPRA/NAREIT Global Index during the 12-month period ended October 31, 2008. (Both the Fund and the benchmark posted negative returns.) Performance versus the benchmark was driven by favorable security selection, country and sector exposure. For the 12-month period, the Fund’s U.S. health care positions contributed to relative performance as

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

investors’ fears of the impact of U.S. housing declines on seniors’ enrollment in assisted living and nursing home facilities diminished. Facility occupancies have stabilized and business fundamentals are solid. U.S. niche investments also contributed during the annual period. Canadian REITs also contributed to performance as relative to other countries; liquidity and financing availability has been greater in Canada, underpinned by a banking system that appears to have fared better during this credit crisis.

During the 12-month period, security selection in Australia and Hong Kong lagged the FTSE EPRA/NAREIT Global Index. In these regions, companies that combine development activities with more stable rental property business detracted from relative performance as low risk appetite prevailed in the global equity markets and investors, fearing the impact of a global liquidity squeeze, were particularly anxious about development strategies where cash flows were less reliable than in the own-to-lease businesses.

The Fund outperformed the FTSE EPRA/NAREIT Global Index for the six-month period ended October 31, 2008. (Both the Fund and the benchmark posted negative returns.) Performance versus the benchmark was driven by favorable security selection, sector and country exposure. During the six-month period, global economic growth experienced a marked deceleration as the financial crisis continued to evolve. The credit crisis damage to financial services institutions and to the real economy expanded beyond U.S. residential housing, the sector affected first. Contagion to credit and equity markets around the world also intensified during the last six months. Markets are now experiencing a massive “delevering” of the private sector and a retrenchment of consumers around the world. As a consequence, world economies appear to have entered a synchronized downturn. It is not possible to determine the ultimate impact of the crisis on real estate fundamentals; however, the Fund’s REIT Investment Policy Group (the “Group”) has continued to position the Fund to withstand a prolonged period of subpar economic growth and reduced liquidity availability.

Security selection in Australia, Japan and the U.S. drove relative performance for the six-month period ended October 31, 2008. In the U.S., the Group has been able to identify attractively valued companies in niche segments of the markets where fundamentals are stronger and cash flows can be expected to be relatively more resilient. For example, the Group held an overweighted position in a company that invests in, repositions and develops data center-specialized real estate. This space demands custom structural design, power supply and climate control. Health care REITs, which own space leased to nursing home, assisted living and hospital operators in addition to specialized office space for medical offices, are an additional niche property segment that performed well during the six-month period. Most of the contracts with

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

health care operators are structured on a “triple net basis” where the tenant pays for insurance, taxes and maintenance. This reduces the risk to the owner and increases the reliability of the income stream. In this period of extreme risk aversion, cash flow consistency has become very attractive to investors as risk aversion has increased.

Some of the Fund’s investments in Hong Kong, Australia and the U.S. with exposure to development businesses were key detractors from performance over the six-month period. These companies were penalized by the market on the expectation that they will suffer volume declines during the current economic downturn. While the Group believes that the earnings will be weaker in the near future, the strength of these companies’ franchises and balance sheets should support their ability to navigate successfully through the downturn. Hong Kong residential developers, in particular, have suffered from investors’ fears related to layoffs and a retrenchment of the financial services sector, which figures prominently as a driver of Hong Kong’s economy. The Group believes that with a solid supply-demand backdrop, demand for apartments will revive once the economy stabilizes and household confidence improves.

Market Review and Investment Strategy

The decline in the global real estate markets was pronounced for the 12-month period ended October 31, 2008, with the FTSE EPRA/NAREIT Global Index declining -51.21%. During the six-month period ended October 31, 2008, the FTSE EPRA/

NAREIT Global Index declined -44.39%. Much of the decline experienced by the index for the 12-month period was during the last six-month period, as the impact and severity of the credit turmoil escalated and risk aversion among investors intensified.

During the latter part of the 12-month period, concerns about the impact of a credit cycle downturn on consumers, economic growth and real estate valuations dominated capital-markets sentiment and contributed to high equity volatility. Commercial real estate equity markets continued to be under pressure and posted negative total returns. During the period, U.S. and global economies began to slow under the weight of U.S. residential subprime mortgage defaults, which have impacted lenders and intermediaries’ balance sheets in North America and Europe. The credit squeeze has been felt across global markets, the cost of borrowing has increased and availability of credit has diminished across most.

U.S. and global commercial real estate, while not immune to the slowdown in the economy and credit cycle, is, in the Group’s view, better placed in terms of fundamentals than the U.S. residential sector. For close to a decade, housing starts (that is, the time that construction on a planned housing unit breaks ground) in the U.S. exceeded natural demand: as a result, a significant inventory surplus of residential homes needs to be absorbed. The inventory excess has resulted in price declines in residential homes at the national level—for the first time since averages have been recorded. In contrast, commercial real estate developers began to scale back

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

developments in the U.S. when credit problems emerged in summer 2007, making surplus supply far less an issue for this sector.

While fundamentals vary by region of the world, in general, new commercial real estate construction during the annual period has been subdued, partly due to high construction costs. As a result, commercial real estate is entering the downturn with relatively robust occupancy rates, a manageable supply of new space in the pipeline and in-place rents which, in many cases, are below prevailing market rents (thus giving some owners an opportunity to increase cash flows as leases expire and new rents are set). As an example, occupancy rates in the

U.S. are today more favorable than they were at the start of the 1990-1992 downturn, somewhat constraining the risk in the sector.

The Group believes the Fund is defensively positioned to withstand a period of turmoil. Stock selection emphasizes companies with ample dividend coverage, reasonable leverage and high-quality tenants. The Fund’s global scope will allow the Group to uncover new opportunities as it focuses on stocks unduly penalized by the market turmoil, attractively valued stocks in markets less affected by spillover from the subprime mortgage crisis and niche segments where demand dynamics are relatively insulated from the credit crisis.

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800-227-4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Global Index, the unmanaged FTSE NAREIT Equity Index, the unmanaged Standard & Poor’s (S&P) 500 Stock Index, and the unmanaged Morgan Stanley Capital International (MSCI) World Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE EPRA/NAREIT Global Index is a market-capitalization weighted index, based on the last trade prices of shares of all eligible companies. The FTSE NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

The MSCI World Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

A Word About Risk

The Fund concentrates its investments in real estate-related investments and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve prepayment and credit risk. Prepayment risk is the risk that early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a fund to a lower rate of return upon reinvestment of principal. Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. An

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund’s assets may be invested in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency-denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED OCTOBER 31, 2008	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	-41.25%	-48.70%

FTSE EPRA/NAREIT Global Index	-44.39%	-51.21%

FTSE NAREIT Equity Index	-35.22%	-39.95%

MSCI World Index	-35.84%	-41.85%

S&P 500 Stock Index	-29.28%	-36.10%

GROWTH OF A $2,000,000 INVESTMENT IN THE FUND

10/31/98 TO 10/31/08

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Global Real Estate Investment II Fund Class I shares (from 10/31/98 to 10/31/08) as compared to the performance of the Fund’s current global benchmark, the FTSE EPRA/NAREIT Global Index and the overall global stock market, as represented by the MSCI World Index. The chart assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $2,000,000 INVESTMENT IN THE FUND 10/31/98 TO 10/31/08

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Global Real Estate Investment II Fund Class I shares (from 10/31/98 to 10/31/08) as compared to the performance of the Fund’s previous domestic benchmark, the FTSE NAREIT Equity Index, and the overall U.S. stock market, as represented by the S&P 500 Stock Index. The chart assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2008
Returns

Class I Shares
1 Year	-48.70%
5 Years	3.65%
10 Years	7.19%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2008)
Returns

Class I Shares
1 Year	-27.57%
5 Years	10.52%
10 Years	10.23%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.62% for Class I. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section of this report since they are based on different time periods.

See Historical Performance and Benchmark disclosures on pages 5-6.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period*
Class I
Actual	$1,000	$587.47	$2.51
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
*	Expenses are equal to the Fund’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fund Expenses

PORTFOLIO SUMMARY

October 31, 2008

PORTFOLIO STATISTICS

Net Assets ($mil): $835.8

*	All data are as of October 31, 2008. The Fund’s industry and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Portfolio Summary

TEN LARGEST HOLDINGS

October 31, 2008

Company	U.S $ Value	Percent of Net Assets
Unibail Rodamco	$42,520,379	5.1%
Simon Property Group, Inc.	33,411,103	4.0
Sun Hung Kai Properties Ltd.	29,279,585	3.5
NTT Urban Development Corp.	28,494,618	3.4
Mitsui Fudosan Co., Ltd.	28,397,629	3.4
Mitsubishi Estate Co., Ltd.	24,544,224	2.9
Westfield Group	24,287,626	2.9
Vornado Realty Trust	19,094,499	2.3
Land Securities Group PLC	18,144,131	2.2
Nationwide Health Properties, Inc.	17,878,636	2.1
	$266,052,430	31.8%

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

October 31, 2008

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Equity: Other – 47.8%
Diversified/Specialty – 39.6%
Alexandria Real Estate Equities, Inc.	133,700	$9,294,824
BioMed Realty Trust, Inc.	396,303	5,568,057
British Land Co. PLC(a)	1,000,600	9,977,581
Canadian Real Estate Investment Trust(a)	560,480	12,067,084
Dexus Property Group(a)	15,938,117	7,942,653
Digital Realty Trust, Inc.	335,900	11,245,932
Entertainment Properties Trust	457,097	17,118,283
Forest City Enterprises, Inc. – Class A	88,300	1,049,887
General Property Group(a)	3,348,000	1,675,475
Hang Lung Properties Ltd.(a)	5,461,000	13,343,912
Henderson Land Development Co., Ltd.(a)	3,733,000	13,499,982
Kerry Properties Ltd.(a)	5,534,146	13,902,021
Land Securities Group PLC(a)	1,022,162	18,144,131
Lend Lease Corp. Ltd.(a)	3,335,822	15,435,682
Mitsubishi Estate Co., Ltd.	1,374,000	24,544,224
Mitsui Fudosan Co., Ltd.	1,628,000	28,397,629
Morguard Real Estate Investment Trust(a)	555,400	4,133,359
New World Development Co., Ltd.(a)	11,039,275	9,189,466
Plum Creek Timber Co., Inc.	261,046	9,731,795
Rayonier, Inc.	205,175	6,787,189
Sun Hung Kai Properties Ltd.(a)	3,342,000	29,279,585
Unibail-Rodamco (Euronext Paris)	271,545	40,727,543
Unibail-Rodamco (Euronext Amsterdam)	11,914	1,792,836
Vornado Realty Trust	270,652	19,094,499
Wereldhave NV	83,600	6,948,440

		330,892,069

Health Care – 7.0%
HCP, Inc.	257,744	7,714,278
Health Care REIT, Inc.	316,400	14,082,964
Nationwide Health Properties, Inc.	599,150	17,878,636
Omega Healthcare Investors, Inc.	518,200	7,809,274
Ventas, Inc.	311,989	11,250,323

		58,735,475

Triple Net – 1.2%
Macquarie Infrastructure Group(a)	1,155,000	1,513,899
National Retail Properties, Inc.	491,078	8,755,921

		10,269,820

		399,897,364

Retail – 21.7%
Regional Mall – 8.3%
General Growth Properties, Inc.	317,980	1,316,437
Multiplan Empreendimentos Imobiliarios SA(b)	644,900	3,185,059
Simon Property Group, Inc.	498,450	33,411,103
Taubman Centers, Inc.	202,735	6,734,857
Westfield Group(a)	2,199,023	24,287,626

		68,935,082

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Shopping Center/Other Retail – 13.4%
CapitaMall Trust	10,244,000	$13,584,642
Citycon Oyj	1,805,171	4,278,307
Corio NV	160,600	8,582,418
Eurocommercial Properties NV	127,500	4,222,119
Federal Realty Investment Trust	73,500	4,503,345
Kimco Realty Corp.	423,500	9,562,630
Klepierre	766,482	17,654,985
The Link REIT(a)	6,590,500	11,783,915
Macquarie CountryWide Trust(a)	4,696,559	750,702
Mercialys SA	203,200	6,617,697
New World Department Store China Ltd.(a)(b)	67,021	37,140
Primaris Retail Real Estate Investment Trust(a)	521,679	5,323,697
Regency Centers Corp.	149,200	5,887,432
RioCan Real Estate Investment Trust(a)	440,276	6,140,413
Tanger Factory Outlet Centers	371,158	13,424,785

		112,354,227

		181,289,309

Office – 13.4%
Allied Properties Real Estate Investment Trust(a)	505,034	6,704,177
Brookfield Properties Corp.	965,940	9,746,335
Castellum AB	1,276,500	8,665,295
Cominar Real Estate Investment Trust(a)	420,381	6,867,420
Dundee Real Estate Investment Trust(a)	238,800	3,744,561
Highwoods Properties, Inc.	129,900	3,224,118
Hufvudstaden AB – Class A	653,500	4,131,063
ING Office Fund(a)	9,234,600	6,771,280
Japan Real Estate Investment Corp. – Class A	1,627	14,407,239
Nippon Building Fund, Inc. – Class A	1,060	10,185,523
Nomura Real Estate Office Fund, Inc. – Class A	817	4,644,822
NTT Urban Development Corp.	27,775	28,494,618
SL Green Realty Corp.	96,300	4,048,452

		111,634,903

Residential – 7.6%
Multi-Family – 5.6%
Apartment Investment & Management Co. – Class A	577,425	8,447,728
Boardwalk Real Estate Investment Trust(a)	164,914	3,543,742
Equity Residential	295,600	10,325,308
Essex Property Trust, Inc.	35,314	3,436,052
Home Properties, Inc.	170,151	6,889,414
Mid-America Apartment Communities, Inc.	157,400	5,546,776
UDR, Inc.	456,600	9,022,416

		47,211,436

Self Storage – 2.0%
Public Storage	201,250	16,401,875

		63,613,311

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Industrial – 3.6%
Industrial Warehouse Distribution – 3.6%
Ascendas Real Estate Investment Trust	14,761,000	$16,425,679
Prologis	810,463	11,346,482
Segro PLC(a)	461,714	2,084,429

		29,856,590

Lodging – 3.2%
DiamondRock Hospitality Co.	830,300	4,300,954
Fonciere Des Murs	249,709	5,067,430
Host Hotels & Resorts, Inc.	775,115	8,014,689
Starwood Hotels & Resorts Worldwide, Inc.	103,300	2,328,382
Strategic Hotels & Resorts, Inc.	335,900	1,662,705
Sunstone Hotel Investors, Inc.	867,643	5,683,062

		27,057,222

Total Common Stocks (cost $1,323,013,478)		813,348,699

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(c) (cost $6,493,158)	6,493,158	6,493,158

Total Investments – 98.1% (cost $1,329,506,636)		819,841,857
Other assets less liabilities – 1.9%		15,908,272

Net Assets – 100.0%		$835,750,129

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 11/05/08	950	$633,365	$631,259	$(2,106)
Australian Dollar settling 12/15/08	13,732	9,068,476	9,090,428	21,952
British Pound settling 12/15/08	6,950	11,423,298	11,158,151	(265,147)
Canadian Dollar settling 12/15/08	2,734	2,127,295	2,267,966	140,671

Sale Contracts:
Canadian Dollar settling 12/15/08	62,747	50,180,338	52,051,229	(1,870,891)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $228,143,933.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2008

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,323,013,478)	$813,348,699
Affiliated issuers (cost $6,493,158)	6,493,158
Foreign currencies, at value (cost $3,689,350)	3,535,489
Receivable for investment securities sold and foreign currency transactions	16,017,633
Dividends receivable	4,092,476
Receivable for capital stock sold	2,737,608
Unrealized appreciation of forward currency exchange contracts	162,623

Total assets	846,387,686

Liabilities
Payable for investment securities purchased	6,800,773
Unrealized depreciation of forward currency exchange contracts	2,138,144
Payable for capital stock redeemed	1,069,850
Advisory fee payable	418,597
Administrative fee payable	36,000
Transfer Agent fee payable	1,473
Accrued expenses	172,720

Total liabilities	10,637,557

Net Assets	$835,750,129

Composition of Net Assets
Capital stock, at par	$125,824
Additional paid-in capital	1,473,917,412
Undistributed net investment income	1,607,775
Accumulated net realized loss on investment and foreign currency transactions	(128,096,509)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(511,804,373)

$835,750,129

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 125,824,435 capital shares outstanding)	$6.64

See notes to financial statements.

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended October 31, 2008

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $3,403,540)	$40,383,474
Affiliated issuers	791,865
Interest	26,841	$41,202,180

Expenses
Advisory fee (see Note B)	6,971,776
Custodian	650,300
Administrative	102,797
Audit	69,849
Legal	50,803
Directors’ fees	48,159
Registration fees	46,591
Transfer agency	38,242
Printing	36,997
Miscellaneous	34,790

Total expenses	8,050,304
Less: expense offset arrangement (see Note B)	(11,392)

Net expenses		8,038,912

Net investment income		33,163,268

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(122,661,296)
Foreign currency transactions		(599,798)
Net change in unrealized appreciation/depreciation of:
Investments		(696,988,329)
Foreign currency denominated assets and liabilities		(2,243,024)

Net loss on investment and foreign currency transactions		(822,492,447)

Net Decrease in Net Assets from Operations		$ (789,329,179)

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2008	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$33,163,268	$25,428,096
Net realized gain (loss) on investment and foreign currency transactions	(123,261,094)	308,954,991
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(699,231,353)	(238,405,039)

Net increase (decrease) in net assets from operations	(789,329,179)	95,978,048
Dividends and Distributions to Shareholders from
Net investment income	(48,619,033)	(19,023,220)
Tax return of capital	(26,942,098)	– 0	–
Net realized gain on investment transactions	(307,387,060)	(82,705,532)
Capital Stock Transactions
Net increase	467,441,277	359,304,003

Total increase (decrease)	(704,836,093)	353,553,299
Net Assets
Beginning of period	1,540,586,222	1,187,032,923

End of period (including undistributed net investment income of $1,607,775 and $7,724,279, respectively)	$835,750,129	$1,540,586,222

See notes to financial statements.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Notes to Financial Statements

broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders.

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

In accordance with the Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pay the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of average daily net assets (the “Expense Cap”). The Expense Cap will expire January 1, 2009. For the year ended October 31, 2008, there was no such reimbursement.

Pursuant to the investment advisory agreement, the Fund paid $102,797 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 2008.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,000 for the year ended October 31, 2008.

For the year ended October 31, 2008, the Fund’s expenses were reduced by $11,392 under an expense offset arrangement with ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the year ended October 31, 2008 is as follows:

Market Value October 31, 2007 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value October 31, 2008 (000)
$ 18,665	$601,926	$614,098	$792	$6,493

Brokerage commissions paid on investment transactions for the year ended October 31, 2008 amounted to $1,360,917, of which $0 and $1,072, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2008 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$913,892,817		$772,456,634
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,345,710,373

Gross unrealized appreciation	$595,614
Gross unrealized depreciation	(526,464,130)

Net unrealized depreciation	$(525,868,516)

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

1. Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund’s commitments under forward currency exchange contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the “Lending Agent”). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Under the terms of the securities lending agreement, security voting rights pass to the borrower, although the Fund can at will terminate a loan and regain the right to vote upon receipt of the security. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower’s failure to return a loaned security when due. During the year ended October 31, 2008, the Fund did not engage in security lending.

NOTE E

Capital Stock

Transactions in capital shares were as follows:

	Shares		Amount
	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2008	Year Ended October 31, 2007

Class I
Shares sold	44,122,090	27,974,974	$486,954,045	$491,854,067

Shares issued in reinvestment of dividends and distributions	12,104,278	2,303,072	135,806,504	39,496,531

Shares redeemed	(15,865,169)	(9,787,057)	(155,319,272)	(172,046,595)

Net increase	40,361,199	20,490,989	$467,441,277	$359,304,003

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Concentration of Risk—Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2008.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2008 and October 31, 2007 were as follows:

	2008	2007
Distributions paid from:
Ordinary income	$46,849,105	$32,698,604

Total taxable distributions	46,849,105	32,698,604
Long-term capital gains	309,156,988	69,030,148
Tax return of capital	26,942,098	– 0	–

Total distributions paid	$382,948,191	$101,728,752

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital accumulated and other losses	$ (112,257,800	)(a)
Unrealized appreciation/(depreciation)	(526,035,312	)(b)

Total accumulated earnings/(deficit)	$ (638,293,112)

(a)

On October 31, 2008, the Fund had a net capital loss carryforward of $112,257,800 that expires in the year 2016. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of Passive Foreign Investment companies, and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences primarily due to the tax treatment of foreign currency, the tax treatment of passive foreign investment companies, net operating loss, return of capital distribution, and a dividend redesignation, resulted in a net decrease in distribution in excess of net investment income, a net increase in accumulated net realized loss on investments and foreign currency transactions, and a decrease to additional paid in capital. This reclassification had no effect on net assets.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Notes to Financial Statements

application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management believes the adoption of FAS 157 will not impact the amounts reported in the financial statements. However, additional disclosures will be required.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended October 31,
	2008	2007	2006		2005	2004

Net asset value, beginning of period	$ 18.03	$ 18.27	$ 14.33		$ 12.54	$ 9.79

Income From Investment Operations
Net investment income(a)	.28	.34	.24		.31	.27	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.33)	.94	4.97		1.86	2.90

Net increase (decrease) in net asset value from operations	(7.05)	1.28	5.21		2.17	3.17

Less: Dividends and Distributions
Dividends from net investment income	(.56)	(.25)	(.31)		(.26)	(.42)
Tax return of capital	(.23)	.00	.00		.00	.00
Distributions from net realized gain on investment transactions	(3.55)	(1.27)	(.96)		(.12)	– 0	–

Total dividends and distributions	(4.34)	(1.52)	(1.27)		(.38)	(.42)

Net asset value, end of period	$ 6.64	$ 18.03	$ 18.27		$ 14.33	$ 12.54

Total Return
Total investment return based on net asset value(c)	(48.70)%	7.54%	38.85%		17.45%	32.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$835,750	$1,540,586	$1,187,033		$771,021	$593,787
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.63%	.62%	.62	%(d)	.65%	.70%
Expenses, before waivers/reimbursements	.63%	.62%	.62	%(d)	.65%	.94%
Net investment income	2.62%	1.92%	1.54	%(d)	2.27%	2.48	%(b)
Portfolio turnover rate	62%	98%	41%		46%	22%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived by the Advisor.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of AllianceBernstein Global Real Estate Investment Fund II

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the AllianceBernstein Global Real Estate Investment Fund II (one of the funds constituting the AllianceBernstein Institutional Funds, Inc.) (the “Fund”) as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AllianceBernstein Global Real Estate Investment Fund II of the AllianceBernstein Institutional Funds, Inc. at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 23, 2008

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Report of Independent Registered Public Accounting Firm

TAX INFORMATION

(unaudited)

For the fiscal year ended October 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $46,849,105 as qualified dividend income, which is taxed at a maximum rate of 15%. In addition, the Fund designates $309,156,988 as capital gain dividends.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns, will be included with your Form 1099-DIV which will be sent to you separately in January 2009.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

Tax Information

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Teresa Marziano(2), Senior Vice President

Joseph G. Paul(2), Senior Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis Clarke, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the AllianceBernstein Global Real Estate Investment Fund II are made by the REIT Investment Policy Group. Mr. Joseph G. Paul and Ms. Teresa Marziano are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Board of Directors

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS, AGE, (YEAR ELECTED*)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
INTERESTED DIRECTOR
Marc O. Mayer,** 1345 Avenue of the Americas New York, NY 10105 51 (2003)	Executive Vice President of the Adviser since 2000, and Chief Investment Officer of Blend Solutions since June 2008. Previously, Executive Managing Director of AllianceBernstein Investments, Inc. (“ABI”) since 2003; prior thereto, he was head of AllianceBernstein Institutional Investments, a unit of the Adviser, from 2001-2003. Prior to 2001, Chief Executive Officer of Sanford C. Bernstein & Co., LLC (institutional research and brokerage arm of Bernstein & Co., LLC (“SCB & Co.”) ) and its predecessor.	92	SCB Partners, Inc.; SCB, Inc.

DISINTERESTED DIRECTORS***
Chairman of the Board William H. Foulk, Jr., # + 76 (1997)	Investment Adviser and an Independent Consultant. Formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 2003. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings.	94	None

John H. Dobkin, # 66 (1997)	Consultant. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design.	92	None

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

Management of the Fund

NAME, ADDRESS, AGE, (YEAR ELECTED*)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, # 64 (2005)	Private Investor since January 2004. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management.	92	Asia Pacific Fund, Inc., The Merger Fund and Prospect Acquisition Corp. (financial services)

D. James Guzy, # 72 (2005)	Chairman of the Board of PLX Technology (semi-conductors) and of SRC Computers, Inc., with which he has been associated since prior to 2003.	92	Intel Corporation (semi-conductors) and Cirrus Logic Corporation (semi-conductors)

Nancy P. Jacklin, # 60 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies and Adjunct Professor at Georgetown University Law Center in the 2008-2009 academic year. She was formerly, U.S. Executive Director of the International Monetary Fund (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Govenors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations.	92	None

Garry L. Moody, # 56 (2007)	Formerly, Partner, Deloitte & Touch LLP, Vice-Chairman, and U.S. and Global Managing Partner, Investment Management Services Group 1995-2008.	91	None

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

NAME, ADDRESS, AGE, (YEAR ELECTED*)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Marshall C. Turner, Jr., # 67 (2005)	Interim CEO of MEMC Electronic Materials, Inc. (semi-conductor and solar substrates) since November 2008. He was Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), 2003-2005, and President and CEO, 2005-2006 after the company was renamed Toppan Photomasks, Inc.	92	Xilinx, Inc. (programmable logic semi-conductors) and MEMC Electronic Materials, Inc.

Earl D. Weiner, # 69 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP; member of ABA Federal Regulation of Securities Committee Task Force on Fund Director’s Guidebook; and member of Advisory Board of Sustainable Forestry Management Limited.	92	None

*	There is no stated term of office for the Fund’s Directors.

**	Mr. Mayer is an “interested person”, as defined in the 1940 Act, due to his position as an Executive Vice President of the Adviser.

***	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

#	Member of the Audit Committee, the Independent Directors Committee and the Governance and Nominating Committee.

+	Member of the Fair Value Pricing Committee.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

Management of the Fund

Officers of the Fund

Certain information concerning the Fund’s officers is listed below.

NAME, ADDRESS* AND AGE	PRINCIPAL POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 48	President and Chief Executive Officer	Executive Vice President of the Adviser** since July 2008; Executive Managing Director ABI** since 2006 and the head of ABI since July 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of AllianceBernstein’s institutional investment management business since 2004. Prior thereto, he was a Managing Director and Head of North American Client Service and Sales in AllianceBernstein’s institutional investment management business, with which he had been associated since prior to 2003.

Philip L. Kirstein 63	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AllianceBernstein Funds with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Teresa Marziano 54	Senior Vice President	Senior Vice President of the Adviser**, with which she has been associated since prior to 2003.

Joseph G. Paul 48	Senior Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2003.

Emilie D. Wrapp 52	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2003.

Joseph J. Mantineo 49	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2003.

Phyllis Clarke 47	Controller	Assistant Vice President of ABIS**, with which he has been associated since prior to 2003.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618 for a free prospectus or SAI.

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Institutional Funds, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) at a meeting held on May 6-8, 2008.

Prior to approval of the continuance of the Advisory Agreement in respect of the Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement wherein the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Fund’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the directors on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Fund’s Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2006 and 2007 that had been prepared with an updated expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries which provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of profitability between fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their relationships with the Fund other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis) and 12b-1 fees received by the Company’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class II Shares of the Fund, transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser, and brokerage commissions paid by the Fund to brokers affiliated with the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year. At the May 2008 meeting, the directors reviewed information prepared by Lipper showing the performance of the Class I Shares of the Fund as compared to a group of similar funds selected by Lipper (the “Performance Group”) and as compared to a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class I Shares as compared to the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Equity Index (the “FTSE EPRA NAREIT Equity Index”) and the NAREIT Equity Index, in each case for the 1-, 3-, 5- and 10-year periods ended January 31, 2008, except as noted below, and (in the case of the NAREIT Equity Index) the since inception period (December 1997 inception). The directors noted that the Fund was in the 1st quintile of the Performance Group and 2nd quintile of the Performance Universe for the 1-year period, 1st quintile of the Performance Group and the Performance Universe for the 3- and 5-year periods and 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 10-year period, and that the Fund underperformed the FTSE EPRA NAREIT Equity Index in the 1-, 3- and 5-year periods (no information was available for the 10-year and since inception periods) and outperformed the NAREIT Equity Index in all periods reviewed except in the 10-year and since inception periods, when it underperformed that index. Based on their review, the directors concluded that the Fund’s relative performance over time had been satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

the same Lipper category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients with an investment style substantially similar to the Fund’s. For this purpose, they reviewed relevant fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer disclosing the institutional fee schedule for institutional products managed by the Adviser that have an investment style substantially similar to the Fund’s. The directors noted that the institutional fee schedule for clients with an investment style substantially similar to the Fund’s had breakpoints at lower asset levels than those in the fee schedule applicable to the Fund and that the application of the institutional fee schedule to the level of assets of the Fund would result in a fee rate that would be lower than that in the Fund’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the Adviser advises two other AllianceBernstein funds with an investment style substantially similar to the Fund’s for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Class I shares of the Fund in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds comparable to the Fund and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Fund. The Class I expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services since the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that it was likely that the expense ratios of some funds in the Fund’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.

The directors noted that the Fund’s contractual effective advisory fee rate, at approximate current size, of 55 basis points, plus the 1 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Expense Group median. The directors noted that the Fund’s total expense ratio, which had been capped by the Adviser (although the expense ratio was currently lower than the cap), was lower than the Expense Group and Expense Universe medians. The directors concluded that the Fund’s expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein Funds, as well as a presentation by the Adviser concerning certain of its views on economies of scale. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements would result in a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	41

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Alliance Bernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

FUND ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in

1	It should be noted that the information in the fee summary was completed on April 23, 2008 and presented to the Board of Directors on May 6-8, 2008.

2	On March 1, 2007, the Fund, previously known as “Real Estate Investment Institutional Fund,” began pursuing global investment strategies, and accordingly, the series was renamed “Global Real Estate Investment Fund II.” Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

42	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 02/29/08 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$1,282.9	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $100,790 (0.01% of the Fund’s average daily net assets) for such services.

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Fund for that portion of its total operating expenses to the degree necessary to limit the Fund’s expense ratio to the amount set forth below for the Fund’s fiscal year. The waiver is terminable by the Adviser at the end of the Fund’s fiscal year upon at least 60 days written notice prior to the termination date of the undertaking. It should be noted that the Fund was operating below its expense cap during its most recently completed fiscal year; accordingly, the expense limitation undertaking of the Fund was of no effect. In addition, set forth below is the gross expense ratio of the Fund for the most recently completed fiscal year:

Fund	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio	Fiscal Year End
Global Real Estate Investment Fund II	Class I	1.20%	0.62%	October 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel,

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	43

auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a similar investment style as the Fund.4 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have

4	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

44	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on February 28, 2007 net assets:

Fund	Net Assets 02/29/08 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Invest Fund II5	$1282.9	U.S. REIT Strategy 70 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $25 million Negotiable on the balance Minimum account size: $25m	0.506%	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.6 Also shown is what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II7	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund. It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

5	The Fund’s investment guidelines are not as restrictive as that of the institutional strategy. The Fund may invest in equity securities of non-U.S. real estate investment trusts (“REITS”) and other non-U.S. real estate industry companies in contrast to the institutional strategy, which invest primarily in equities of U.S. REITS and other U.S. real estate industry companies.

6	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

7	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	45

Fund	Fee
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included the Fund’s ranking with respect to the proposed management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)8 at the approximate current asset level of the Fund.9

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee[10]	Lipper Exp. Group Median	Rank
Global Real Estate Investment Fund II	0.550	0.832	3/17

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”).

8	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

9

The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

10

The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements for expense caps that would effectively reduce the actual management fee.

46	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

The EU11 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Expense Ratio (%)[12]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund II	0.624	0.968	2/17	1.027	3/63

Based on this analysis, the Fund has a more favorable ranking on a total expense ratio basis than it does on a management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund increased during calendar year 2007, relative to 2006.

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

11

Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

12	Most recently completed fiscal year end Class I total expense ratio.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	47

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support (revenue sharing payments). For 2008, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $28 million.13

AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.14

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Fund would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,15 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific

13	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

14	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. During the Fund’s most recently completed fiscal year, the fees paid by the Fund to ABIS were reduced by $11,116 under the offset agreement between the Fund and ABIS.

15	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

48	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli16 study on advisory fees and various fund characteristics. The independent consultant reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors. In this regard, it was noted that the advisory fees of the AllianceBernstein Mutual Funds were generally within the 25th – 75th percentile of their comparable peers.17 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant observed that the actual advisory fees of the AllianceBernstein Mutual Funds were generally lower than the fees predicted by the study’s regression model.

The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets. The independent consultant observed that the advisory fees of certain AllianceBernstein Mutual Funds were higher than the medians of these select groups of funds.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $746 billion as of February 29, 2008, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

16	The Deli study was originally published in 2002 based on 1997 data.

17	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	49

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund18 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)19 for the periods ended January 31, 2008.20

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	-17.63	-22.84	-23.08	3/17	26/94
3 year	13.84	11.99	11.47	2/13	8/62
5 year	21.00	19.23	19.05	1/10	8/49
10 year	10.34	10.48	10.62	5/6	20/30

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)21 versus its benchmark.22

	Periods Ending January 31, 2008 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Global Real Estate Investment Fund II	-17.63	13.84	21.00	10.34	10.26
FTSE EPRA NAREIT Eq TR IX	-15.01	15.30	23.74	N/A	N/A
NAREIT Equity Index	-23.04	11.33	18.63	10.43	10.28
Inception Date: December 9, 1997

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2008

18	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by the Adviser. Lipper maintains its own database that includes the Fund’s performance returns. Rounding differences may cause the Adviser’s Fund returns to be one or two basis points different from Lipper’s own Fund returns. To maintain consistency, the performance returns of the Fund, as reported by the Adviser, are provided instead of Lipper.

19	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

20	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

21	The performance returns shown in the table are for the Class I shares of the Fund.

22	The Adviser provided Fund and benchmark performance return information for periods through January 31, 2008.

50	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund*

Global & International

Global Growth Fund*

Global Thematic Growth Fund*

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund*

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National National II* Arizona California California II* Florida Massachusetts	Michigan Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

ACM Managed Dollar Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to January 28, 2008, High Income Fund was named Emerging Market Debt Fund. Prior to November 3, 2008, Small/Mid Cap Growth Fund was named Mid-Cap Growth Fund, Global Growth Fund was named Global Research Growth Fund, and Global Thematic Growth Fund was named Global Technology Fund. Prior to December 1, 2008, National II was named Insured National, and California II was named Insured California.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	51

AllianceBernstein Family of Funds

NOTES

52	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

IREIT-0151-1008

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND II

ANNUAL  REPORT

OCTOBER 31, 2008

A unit of AllianceBernstein L.P.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.bernstein.com or call your financial advisor. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.bernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call Bernstein at (212) 756-4097.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Bernstein Global Wealth Management is a unit of AllianceBernstein L.P.

AllianceBernstein Investments, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

December 23, 2008

Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the annual reporting period ended October 31, 2008. The Fund now has a global strategy, but as the Fund is still invested in U.S. securities, both the U.S. benchmark (the FTSE NAREIT Equity Index) and global benchmark (the FTSE EPRA/NAREIT Global Index) will be referenced as points of comparison.

Investment Objective and Policies

This open-end Fund seeks total return from long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment companies, or REITs, and other real estate industry companies, such as real estate operating companies, or REOCs. The Fund invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund invests in U.S. and non-U.S. issuers. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These secu-

rities include mortgage pass-through certificates, real estate mortgage investment conduit certificates (“REMICs”) and collateralized mortgage obligations (“CMOs”). The Fund may also invest in short-term investment-grade debt securities and other fixed-income securities. The Fund also may invest in foreign securities and enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives, including options, futures, forwards and swaps.

Investment Results

The table on page 7 shows the Fund’s performance compared to its current global benchmark, the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Global Index, and its previous domestic benchmark, the FTSE NAREIT Equity Index. Comparisons to the broad U.S. and global equity markets are shown, as represented by the Standard & Poor’s (S&P) 500 Stock Index and the Morgan Stanley Capital International (MSCI) World Index, for the same time frames.

The Fund outperformed the FTSE EPRA/NAREIT Global Index during the 12-month period ended October 31, 2008. (Both the Fund and the benchmark posted negative returns.) Performance versus the benchmark was driven by favorable security selection, country and sector exposure. For the 12-month period, the Fund’s U.S. health care positions contributed to relative performance as

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

investors’ fears of the impact of U.S. housing declines on seniors’ enrollment in assisted living and nursing home facilities diminished. Facility occupancies have stabilized and business fundamentals are solid. U.S. niche investments also contributed during the annual period. Canadian REITs also contributed to performance as relative to other countries; liquidity and financing availability has been greater in Canada, underpinned by a banking system that appears to have fared better during this credit crisis.

During the 12-month period, security selection in Australia and Hong Kong lagged the FTSE EPRA/NAREIT Global Index. In these regions, companies that combine development activities with more stable rental property business detracted from relative performance as low risk appetite prevailed in the global equity markets and investors, fearing the impact of a global liquidity squeeze, were particularly anxious about development strategies where cash flows were less reliable than in the own-to-lease businesses.

The Fund outperformed the FTSE EPRA/NAREIT Global Index for the six-month period ended October 31, 2008. (Both the Fund and the benchmark posted negative returns.) Performance versus the benchmark was driven by favorable security selection, sector and country exposure. During the six-month period, global economic growth experienced a marked deceleration as the financial crisis continued to evolve. The credit crisis damage to financial services institutions and to the real economy expanded beyond U.S. residential housing, the sector affected first. Contagion to credit and equity markets around the world also intensified during the last six months. Markets are now experiencing a massive “delevering” of the private sector and a retrenchment of consumers around the world. As a consequence, world economies appear to have entered a synchronized downturn. It is not possible to determine the ultimate impact of the crisis on real estate fundamentals; however, the Fund’s REIT Investment Policy Group (the “Group”) has continued to position the Fund to withstand a prolonged period of subpar economic growth and reduced liquidity availability.

Security selection in Australia, Japan and the U.S. drove relative performance for the six-month period ended October 31, 2008. In the U.S., the Group has been able to identify attractively valued companies in niche segments of the markets where fundamentals are stronger and cash flows can be expected to be relatively more resilient. For example, the Group held an overweighted position in a company that invests in, repositions and develops data center-specialized real estate. This space demands custom structural design, power supply and climate control. Health care REITs, which own space leased to nursing home, assisted living and hospital operators in addition to specialized office space for medical offices, are an additional niche property segment that performed well during the six-month period. Most of the contracts with

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

health care operators are structured on a “triple net basis” where the tenant pays for insurance, taxes and maintenance. This reduces the risk to the owner and increases the reliability of the income stream. In this period of extreme risk aversion, cash flow consistency has become very attractive to investors as risk aversion has increased.

Some of the Fund’s investments in Hong Kong, Australia and the U.S. with exposure to development businesses were key detractors from performance over the six-month period. These companies were penalized by the market on the expectation that they will suffer volume declines during the current economic downturn. While the Group believes that the earnings will be weaker in the near future, the strength of these companies’ franchises and balance sheets should support their ability to navigate successfully through the downturn. Hong Kong residential developers, in particular, have suffered from investors’ fears related to layoffs and a retrenchment of the financial services sector, which figures prominently as a driver of Hong Kong’s economy. The Group believes that with a solid supply-demand backdrop, demand for apartments will revive once the economy stabilizes and household confidence improves.

Market Review and Investment Strategy

The decline in the global real estate markets was pronounced for the 12-month period ended October 31, 2008, with the FTSE EPRA/NAREIT Global Index declining -51.21%. During the six-month period ended October 31, 2008, the FTSE EPRA/

NAREIT Global Index declined -44.39%. Much of the decline experienced by the index for the 12-month period was during the last six-month period, as the impact and severity of the credit turmoil escalated and risk aversion among investors intensified.

During the latter part of the 12-month period, concerns about the impact of a credit cycle downturn on consumers, economic growth and real estate valuations dominated capital-markets sentiment and contributed to high equity volatility. Commercial real estate equity markets continued to be under pressure and posted negative total returns. During the period, U.S. and global economies began to slow under the weight of U.S. residential subprime mortgage defaults, which have impacted lenders and intermediaries’ balance sheets in North America and Europe. The credit squeeze has been felt across global markets, the cost of borrowing has increased and availability of credit has diminished across most.

U.S. and global commercial real estate, while not immune to the slowdown in the economy and credit cycle, is, in the Group’s view, better placed in terms of fundamentals than the U.S. residential sector. For close to a decade, housing starts (that is, the time that construction on a planned housing unit breaks ground) in the U.S. exceeded natural demand: as a result, a significant inventory surplus of residential homes needs to be absorbed. The inventory excess has resulted in price declines in residential homes at the national level—for the first time since averages have been recorded. In contrast, commercial real estate developers began to scale back

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

developments in the U.S. when credit problems emerged in summer 2007, making surplus supply far less an issue for this sector.

While fundamentals vary by region of the world, in general, new commercial real estate construction during the annual period has been subdued, partly due to high construction costs. As a result, commercial real estate is entering the downturn with relatively robust occupancy rates, a manageable supply of new space in the pipeline and in-place rents which, in many cases, are below prevailing market rents (thus giving some owners an opportunity to increase cash flows as leases expire and new rents are set). As an example, occupancy rates in the

U.S. are today more favorable than they were at the start of the 1990-1992 downturn, somewhat constraining the risk in the sector.

The Group believes the Fund is defensively positioned to withstand a period of turmoil. Stock selection emphasizes companies with ample dividend coverage, reasonable leverage and high-quality tenants. The Fund’s global scope will allow the Group to uncover new opportunities as it focuses on stocks unduly penalized by the market turmoil, attractively valued stocks in markets less affected by spillover from the subprime mortgage crisis and niche segments where demand dynamics are relatively insulated from the credit crisis.

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800-227-4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Global Index, the unmanaged FTSE NAREIT Equity Index, the unmanaged Standard & Poor’s (S&P) 500 Stock Index, and the unmanaged Morgan Stanley Capital International (MSCI) World Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE EPRA/NAREIT Global Index is a market-capitalization weighted index, based on the last trade prices of shares of all eligible companies. The FTSE NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

The MSCI World Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

A Word About Risk

The Fund concentrates its investments in real estate-related investments and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve prepayment and credit risk. Prepayment risk is the risk that early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a fund to a lower rate of return upon reinvestment of principal. Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. An

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

(Historical Performance continued on next page)

HISTORICAL PERFORMANCE

(continued from previous page)

investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund’s assets may be invested in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency-denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED OCTOBER 31, 2008	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	-41.25%	-48.70%

FTSE EPRA/NAREIT Global Index	-44.39%	-51.21%

FTSE NAREIT Equity Index	-35.22%	-39.95%

MSCI World Index	-35.84%	-41.85%

S&P 500 Stock Index	-29.28%	-36.10%

GROWTH OF A $2,000,000 INVESTMENT IN THE FUND

10/31/98 TO 10/31/08

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Global Real Estate Investment II Fund Class I shares (from 10/31/98 to 10/31/08) as compared to the performance of the Fund’s current global benchmark, the FTSE EPRA/NAREIT Global Index and the overall global stock market, as represented by the MSCI World Index. The chart assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark Disclosures on page 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $2,000,000 INVESTMENT IN THE FUND 10/31/98 TO 10/31/08

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Global Real Estate Investment II Fund Class I shares (from 10/31/98 to 10/31/08) as compared to the performance of the Fund’s previous domestic benchmark, the FTSE NAREIT Equity Index, and the overall U.S. stock market, as represented by the S&P 500 Stock Index. The chart assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark Disclosures on page 5-6.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2008
Returns

Class I Shares
1 Year	-48.70%
5 Years	3.65%
10 Years	7.19%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2008)
Returns

Class I Shares
1 Year	-27.57%
5 Years	10.52%
10 Years	10.23%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.62% for Class I. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section of this report since they are based on different time periods.

See Historical Performance and Benchmark disclosures on page 5-6.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period*
Class I
Actual	$1,000	$587.47	$2.51
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$3.20
*	Expenses are equal to the Fund’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fund Expenses

PORTFOLIO SUMMARY

October 31, 2008

PORTFOLIO STATISTICS

Net Assets ($mil): $835.8

*	All data are as of October 31, 2008. The Fund’s industry and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Portfolio Summary

TEN LARGEST HOLDINGS

October 31, 2008

Company	U.S $ Value	Percent of Net Assets
Unibail Rodamco	$42,520,379	5.1%
Simon Property Group, Inc.	33,411,103	4.0
Sun Hung Kai Properties Ltd.	29,279,585	3.5
NTT Urban Development Corp.	28,494,618	3.4
Mitsui Fudosan Co., Ltd.	28,397,629	3.4
Mitsubishi Estate Co., Ltd.	24,544,224	2.9
Westfield Group	24,287,626	2.9
Vornado Realty Trust	19,094,499	2.3
Land Securities Group PLC	18,144,131	2.2
Nationwide Health Properties, Inc.	17,878,636	2.1
	$266,052,430	31.8%

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

October 31, 2008

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Equity:Other – 47.8%
Diversified/Specialty – 39.6%
Alexandria Real Estate Equities, Inc.	133,700	$9,294,824
BioMed Realty Trust, Inc.	396,303	5,568,057
British Land Co. PLC(a)	1,000,600	9,977,581
Canadian Real Estate Investment Trust(a)	560,480	12,067,084
Dexus Property Group(a)	15,938,117	7,942,653
Digital Realty Trust, Inc.	335,900	11,245,932
Entertainment Properties Trust	457,097	17,118,283
Forest City Enterprises, Inc. – Class A	88,300	1,049,887
General Property Group(a)	3,348,000	1,675,475
Hang Lung Properties Ltd.(a)	5,461,000	13,343,912
Henderson Land Development Co., Ltd.(a)	3,733,000	13,499,982
Kerry Properties Ltd.(a)	5,534,146	13,902,021
Land Securities Group PLC(a)	1,022,162	18,144,131
Lend Lease Corp. Ltd.(a)	3,335,822	15,435,682
Mitsubishi Estate Co., Ltd.	1,374,000	24,544,224
Mitsui Fudosan Co., Ltd.	1,628,000	28,397,629
Morguard Real Estate Investment Trust(a)	555,400	4,133,359
New World Development Co., Ltd.(a)	11,039,275	9,189,466
Plum Creek Timber Co., Inc.	261,046	9,731,795
Rayonier, Inc.	205,175	6,787,189
Sun Hung Kai Properties Ltd.(a)	3,342,000	29,279,585
Unibail-Rodamco (Euronext Paris)	271,545	40,727,543
Unibail-Rodamco (Euronext Amsterdam)	11,914	1,792,836
Vornado Realty Trust	270,652	19,094,499
Wereldhave NV	83,600	6,948,440

		330,892,069

Health Care – 7.0%
HCP, Inc.	257,744	7,714,278
Health Care REIT, Inc.	316,400	14,082,964
Nationwide Health Properties, Inc.	599,150	17,878,636
Omega Healthcare Investors, Inc.	518,200	7,809,274
Ventas, Inc.	311,989	11,250,323

		58,735,475

Triple Net – 1.2%
Macquarie Infrastructure Group(a)	1,155,000	1,513,899
National Retail Properties, Inc.	491,078	8,755,921

		10,269,820

		399,897,364

Retail – 21.7%
Regional Mall – 8.3%
General Growth Properties, Inc.	317,980	1,316,437
Multiplan Empreendimentos Imobiliarios SA(b)	644,900	3,185,059
Simon Property Group, Inc.	498,450	33,411,103
Taubman Centers, Inc.	202,735	6,734,857
Westfield Group(a)	2,199,023	24,287,626

		68,935,082

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Shopping Center/Other Retail – 13.4%
CapitaMall Trust	10,244,000	$13,584,642
Citycon Oyj	1,805,171	4,278,307
Corio NV	160,600	8,582,418
Eurocommercial Properties NV	127,500	4,222,119
Federal Realty Investment Trust	73,500	4,503,345
Kimco Realty Corp.	423,500	9,562,630
Klepierre	766,482	17,654,985
The Link REIT(a)	6,590,500	11,783,915
Macquarie CountryWide Trust(a)	4,696,559	750,702
Mercialys SA	203,200	6,617,697
New World Department Store China Ltd.(a)(b)	67,021	37,140
Primaris Retail Real Estate Investment Trust(a)	521,679	5,323,697
Regency Centers Corp.	149,200	5,887,432
RioCan Real Estate Investment Trust(a)	440,276	6,140,413
Tanger Factory Outlet Centers	371,158	13,424,785

		112,354,227

		181,289,309

Office – 13.4%
Allied Properties Real Estate Investment Trust(a)	505,034	6,704,177
Brookfield Properties Corp.	965,940	9,746,335
Castellum AB	1,276,500	8,665,295
Cominar Real Estate Investment Trust(a)	420,381	6,867,420
Dundee Real Estate Investment Trust(a)	238,800	3,744,561
Highwoods Properties, Inc.	129,900	3,224,118
Hufvudstaden AB – Class A	653,500	4,131,063
ING Office Fund(a)	9,234,600	6,771,280
Japan Real Estate Investment Corp. – Class A	1,627	14,407,239
Nippon Building Fund, Inc. – Class A	1,060	10,185,523
Nomura Real Estate Office Fund, Inc. – Class A	817	4,644,822
NTT Urban Development Corp.	27,775	28,494,618
SL Green Realty Corp.	96,300	4,048,452

		111,634,903

Residential – 7.6%
Multi-Family – 5.6%
Apartment Investment & Management Co. – Class A	577,425	8,447,728
Boardwalk Real Estate Investment Trust(a)	164,914	3,543,742
Equity Residential	295,600	10,325,308
Essex Property Trust, Inc.	35,314	3,436,052
Home Properties, Inc.	170,151	6,889,414
Mid-America Apartment Communities, Inc.	157,400	5,546,776
UDR, Inc.	456,600	9,022,416

		47,211,436

Self Storage – 2.0%
Public Storage	201,250	16,401,875

		63,613,311

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Industrial – 3.6%
Industrial Warehouse Distribution – 3.6%
Ascendas Real Estate Investment Trust	14,761,000	$16,425,679
Prologis	810,463	11,346,482
Segro PLC(a)	461,714	2,084,429

		29,856,590

Lodging – 3.2%
DiamondRock Hospitality Co.	830,300	4,300,954
Fonciere Des Murs	249,709	5,067,430
Host Hotels & Resorts, Inc.	775,115	8,014,689
Starwood Hotels & Resorts Worldwide, Inc.	103,300	2,328,382
Strategic Hotels & Resorts, Inc.	335,900	1,662,705
Sunstone Hotel Investors, Inc.	867,643	5,683,062

		27,057,222

Total Common Stocks (cost $1,323,013,478)		813,348,699

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(c) (cost $6,493,158)	6,493,158	6,493,158

Total Investments – 98.1% (cost $1,329,506,636)		819,841,857
Other assets less liabilities – 1.9%		15,908,272

Net Assets – 100.0%		$835,750,129

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 11/05/08	950	$633,365	$631,259	$(2,106)
Australian Dollar
settling 12/15/08	13,732	9,068,476	9,090,428	21,952
British Pound
settling 12/15/08	6,950	11,423,298	11,158,151	(265,147)
Canadian Dollar
settling 12/15/08	2,734	2,127,295	2,267,966	140,671

Sale Contracts:
Canadian Dollar
settling 12/15/08	62,747	50,180,338	52,051,229	(1,870,891)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $228,143,933.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2008

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,323,013,478)	$813,348,699
Affiliated issuers (cost $6,493,158)	6,493,158
Foreign currencies, at value (cost $3,689,350)	3,535,489
Receivable for investment securities sold and foreign currency transactions	16,017,633
Dividends receivable	4,092,476
Receivable for capital stock sold	2,737,608
Unrealized appreciation of forward currency exchange contracts	162,623

Total assets	846,387,686

Liabilities
Payable for investment securities purchased	6,800,773
Unrealized depreciation of forward currency exchange contracts	2,138,144
Payable for capital stock redeemed	1,069,850
Advisory fee payable	418,597
Administrative fee payable	36,000
Transfer Agent fee payable	1,473
Accrued expenses	172,720

Total liabilities	10,637,557

Net Assets	$835,750,129

Composition of Net Assets
Capital stock, at par	$125,824
Additional paid-in capital	1,473,917,412
Undistributed net investment income	1,607,775
Accumulated net realized loss on investment and foreign currency transactions	(128,096,509)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(511,804,373)

$835,750,129

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 125,824,435 capital shares outstanding)	$6.64

See notes to financial statements.

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended October 31, 2008

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $3,403,540)	$40,383,474
Affiliated issuers	791,865
Interest	26,841	$41,202,180

Expenses
Advisory fee (see Note B)	6,971,776
Custodian	650,300
Administrative	102,797
Audit	69,849
Legal	50,803
Directors’ fees	48,159
Registration fees	46,591
Transfer agency	38,242
Printing	36,997
Miscellaneous	34,790

Total expenses	8,050,304
Less: expense offset arrangement (see Note B)	(11,392)

Net expenses		8,038,912

Net investment income		33,163,268

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(122,661,296)
Foreign currency transactions		(599,798)
Net change in unrealized appreciation/depreciation of:
Investments		(696,988,329)
Foreign currency denominated assets and liabilities		(2,243,024)

Net loss on investment and foreign currency transactions		(822,492,447)

Net Decrease in Net Assets from Operations		$ (789,329,179)

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2008	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$33,163,268	$25,428,096
Net realized gain (loss) on investment and foreign currency transactions	(123,261,094)	308,954,991
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(699,231,353)	(238,405,039)

Net increase (decrease) in net assets from operations	(789,329,179)	95,978,048
Dividends and Distributions to Shareholders from
Net investment income	(48,619,033)	(19,023,220)
Tax return of capital	(26,942,098)	– 0	–
Net realized gain on investment transactions	(307,387,060)	(82,705,532)
Capital Stock Transactions
Net increase	467,441,277	359,304,003

Total increase (decrease)	(704,836,093)	353,553,299
Net Assets
Beginning of period	1,540,586,222	1,187,032,923

End of period (including undistributed net investment income of $1,607,775 and $7,724,279, respectively)	$835,750,129	$1,540,586,222

See notes to financial statements.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Notes to Financial Statements

broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders.

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

In accordance with the Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pay the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of average daily net assets (the “Expense Cap”). The Expense Cap will expire January 1, 2009. For the year ended October 31, 2008, there was no such reimbursement.

Pursuant to the investment advisory agreement, the Fund paid $102,797 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 2008.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,000 for the year ended October 31, 2008.

For the year ended October 31, 2008, the Fund’s expenses were reduced by $11,392 under an expense offset arrangement with ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the year ended October 31, 2008 is as follows:

Market Value October 31, 2007 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value October 31, 2008 (000)
$ 18,665	$601,926	$614,098	$792	$6,493

Brokerage commissions paid on investment transactions for the year ended October 31, 2008 amounted to $1,360,917, of which $0 and $1,072, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2008 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$913,892,817		$772,456,634
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,345,710,373

Gross unrealized appreciation	$595,614
Gross unrealized depreciation	(526,464,130)

Net unrealized depreciation	$(525,868,516)

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

1. Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund’s commitments under forward currency exchange contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the “Lending Agent”). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Under the terms of the securities lending agreement, security voting rights pass to the borrower, although the Fund can at will terminate a loan and regain the right to vote upon receipt of the security. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower’s failure to return a loaned security when due. During the year ended October 31, 2008, the Fund did not engage in security lending.

NOTE E

Capital Stock

Transactions in capital shares were as follows:

	Shares		Amount
	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2008	Year Ended October 31, 2007

Class I
Shares sold	44,122,090	27,974,974	$486,954,045	$491,854,067

Shares issued in reinvestment of dividends and distributions	12,104,278	2,303,072	135,806,504	39,496,531
Shares redeemed	(15,865,169)	(9,787,057)	(155,319,272)	(172,046,595)

Net increase	40,361,199	20,490,989	$467,441,277	$359,304,003

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Concentration of Risk—Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2008.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2008 and October 31, 2007 were as follows:

	2008	2007
Distributions paid from:
Ordinary income	$46,849,105	$32,698,604

Total taxable distributions	46,849,105	32,698,604
Long-term capital gains	309,156,988	69,030,148
Tax return of capital	26,942,098	– 0	–

Total distributions paid	$382,948,191	$101,728,752

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital accumulated and other losses	$ (112,257,800	)(a)
Unrealized appreciation/(depreciation)	(526,035,312	)(b)

Total accumulated earnings/(deficit)	$ (638,293,112)

(a)

On October 31, 2008, the Fund had a net capital loss carryforward of $112,257,800 that expires in the year 2016. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of Passive Foreign Investment companies, and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences primarily due to the tax treatment of foreign currency, the tax treatment of passive foreign investment companies, net operating loss, return of capital distribution, and a dividend redesignation, resulted in a net decrease in distribution in excess of net investment income, a net increase in accumulated net realized loss on investments and foreign currency transactions, and a decrease to additional paid in capital. This reclassification had no effect on net assets.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Notes to Financial Statements

application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management believes the adoption of FAS 157 will not impact the amounts reported in the financial statements. However, additional disclosures will be required.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended October 31,
	2008	2007	2006		2005	2004

Net asset value, beginning of period	$ 18.03	$ 18.27	$ 14.33		$ 12.54	$ 9.79

Income From Investment Operations
Net investment income(a)	.28	.34	.24		.31	.27	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.33)	.94	4.97		1.86	2.90

Net increase (decrease) in net asset value from operations	(7.05)	1.28	5.21		2.17	3.17

Less: Dividends and Distributions
Dividends from net investment income	(.56)	(.25)	(.31)		(.26)	(.42)
Tax return of capital	(.23)	.00	.00		.00	.00
Distributions from net realized gain on investment transactions	(3.55)	(1.27)	(.96)		(.12)	– 0	–

Total dividends and distributions	(4.34)	(1.52)	(1.27)		(.38)	(.42)

Net asset value, end of period	$ 6.64	$ 18.03	$ 18.27		$ 14.33	$ 12.54

Total Return
Total investment return based on net asset value(c)	(48.70)%	7.54%	38.85%		17.45%	32.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$835,750	$1,540,586	$1,187,033		$771,021	$593,787
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.63%	.62%	.62	%(d)	.65%	.70%
Expenses, before waivers/reimbursements	.63%	.62%	.62	%(d)	.65%	.94%
Net investment income	2.62%	1.92%	1.54	%(d)	2.27%	2.48	%(b)
Portfolio turnover rate	62%	98%	41%		46%	22%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived by the Advisor.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of AllianceBernstein Global Real Estate Investment Fund II

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the AllianceBernstein Global Real Estate Investment Fund II (one of the funds constituting the AllianceBernstein Institutional Funds, Inc.) (the “Fund”) as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AllianceBernstein Global Real Estate Investment Fund II of the AllianceBernstein Institutional Funds, Inc. at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 23, 2008

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Report of Independent Registered Public Accounting Firm

TAX INFORMATION

(unaudited)

For the fiscal year ended October 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $46,849,105 as qualified dividend income, which is taxed at a maximum rate of 15%. In addition, the Fund designates $309,156,988 as capital gain dividends.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns, will be included with your Form 1099-DIV which will be sent to you separately in January 2009.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

Tax Information

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Teresa Marziano(2), Senior Vice President

Joseph G. Paul(2), Senior Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis Clarke, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the AllianceBernstein Global Real Estate Investment Fund II are made by the REIT Investment Policy Group. Mr. Joseph G. Paul and Ms. Teresa Marziano are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Board of Directors

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS, AGE, (YEAR ELECTED*)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
INTERESTED DIRECTOR
Marc O. Mayer, ** 1345 Avenue of the Americas New York, NY 10105 51 (2003)	Executive Vice President of the Adviser since 2000, and Chief Investment Officer of Blend Solutions since June 2008. Previously, Executive Managing Director of AllianceBernstein Investments, Inc. (“ABI”) since 2003; prior thereto, he was head of AllianceBernstein Institutional Investments, a unit of the Adviser, from 2001-2003. Prior to 2001, Chief Executive Officer of Sanford C. Bernstein & Co., LLC (institutional research and brokerage arm of Bernstein & Co., LLC (“SCB & Co.”) ) and its predecessor.	92	SCB Partners, Inc.; SCB, Inc.

DISINTERESTED DIRECTORS***
Chairman of the Board William H. Foulk, Jr., # + 76 (1997)	Investment Adviser and an Independent Consultant. Formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 2003. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings.	94	None

John H. Dobkin, # 66 (1997)	Consultant. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design.	92	None

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

Management of the Fund

NAME, ADDRESS, AGE, (YEAR ELECTED*)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, # 64 (2005)	Private Investor since January 2004. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management.	92	Asia Pacific Fund, Inc., The Merger Fund and Prospect Acquisition Corp. (financial services)

D. James Guzy, # 72 (2005)	Chairman of the Board of PLX Technology (semi-conductors) and of SRC Computers, Inc., with which he has been associated since prior to 2003.	92	Intel Corporation (semi-conductors) and Cirrus Logic Corporation (semi-conductors)

Nancy P. Jacklin, # 60 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies and Adjunct Professor at Georgetown University Law Center in the 2008-2009 academic year. She was formerly, U.S. Executive Director of the International Monetary Fund (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Govenors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations.	92	None

Garry L. Moody, # 56 (2007)	Formerly, Partner, Deloitte & Touch LLP, Vice-Chairman, and U.S. and Global Managing Partner, Investment Management Services Group 1995-2008.	91	None

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

NAME, ADDRESS, AGE, (YEAR ELECTED*)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Marshall C. Turner, Jr., # 67 (2005)	Interim CEO of MEMC Electronic Materials, Inc. (semi-conductor and solar substrates) since November 2008. He was Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), 2003-2005, and President and CEO, 2005-2006 after the company was renamed Toppan Photomasks, Inc.	92	Xilinx, Inc. (programmable logic semi-conductors) and MEMC Electronic Materials, Inc.

Earl D. Weiner, # 69 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP; member of ABA Federal Regulation of Securities Committee Task Force on Fund Director’s Guidebook; and member of Advisory Board of Sustainable Forestry Management Limited.	92	None

*	There is no stated term of office for the Fund’s Directors.

**	Mr. Mayer is an “interested person”, as defined in the 1940 Act, due to his position as an Executive Vice President of the Adviser.

***	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

#	Member of the Audit Committee, the Independent Directors Committee and the Governance and Nominating Committee.

+	Member of the Fair Value Pricing Committee.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

Management of the Fund

Officers of The Fund

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	PRINCIPAL POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 48	President and Chief Executive Officer	Executive Vice President of the Adviser** since July 2008; Executive Managing Director ABI** since 2006 and the head of ABI since July 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of AllianceBernstein’s institutional investment management business since 2004. Prior thereto, he was a Managing Director and Head of North American Client Service and Sales in AllianceBernstein’s institutional investment management business, with which he had been associated since prior to 2003.

Philip L. Kirstein 63	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AllianceBernstein Funds with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Teresa Marziano 54	Senior Vice President	Senior Vice President of the Adviser**, with which she has been associated since prior to 2003.

Joseph G. Paul 48	Senior Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2003.

Emilie D. Wrapp 52	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2003.

Joseph J. Mantineo 49	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2003.

Phyllis Clarke 47	Controller	Assistant Vice President of ABIS**, with which he has been associated since prior to 2003.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618 for a free prospectus or SAI.

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Institutional Funds, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) at a meeting held on May 6-8, 2008.

Prior to approval of the continuance of the Advisory Agreement in respect of the Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement wherein the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Fund’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the directors on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Fund’s Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2006 and 2007 that had been prepared with an updated expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries which provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of profitability between fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their relationships with the Fund other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis) and 12b-1 fees received by the Company’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class II Shares of the Fund, transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser, and brokerage commissions paid by the Fund to brokers affiliated with the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year. At the May 2008 meeting, the directors reviewed information prepared by Lipper showing the performance of the Class I Shares of the Fund as compared to a group of similar funds selected by Lipper (the “Performance Group”) and as compared to a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class I Shares as compared to the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Equity Index (the “FTSE EPRA NAREIT Equity Index”) and the NAREIT Equity Index, in each case for the 1-, 3-, 5- and 10-year periods ended January 31, 2008, except as noted below, and (in the case of the NAREIT Equity Index) the since inception period (December 1997 inception). The directors noted that the Fund was in the 1st quintile of the Performance Group and 2nd quintile of the Performance Universe for the 1-year period, 1st quintile of the Performance Group and the Performance Universe for the 3- and 5-year periods and 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 10-year period, and that the Fund underperformed the FTSE EPRA NAREIT Equity Index in the 1-, 3- and 5-year periods (no information was available for the 10-year and since inception periods) and outperformed the NAREIT Equity Index in all periods reviewed except in the 10-year and since inception periods, when it underperformed that index. Based on their review, the directors concluded that the Fund’s relative performance over time had been satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

the same Lipper category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients with an investment style substantially similar to the Fund’s. For this purpose, they reviewed relevant fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer disclosing the institutional fee schedule for institutional products managed by the Adviser that have an investment style substantially similar to the Fund’s. The directors noted that the institutional fee schedule for clients with an investment style substantially similar to the Fund’s had breakpoints at lower asset levels than those in the fee schedule applicable to the Fund and that the application of the institutional fee schedule to the level of assets of the Fund would result in a fee rate that would be lower than that in the Fund’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the Adviser advises two other AllianceBernstein funds with an investment style substantially similar to the Fund’s for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Class I shares of the Fund in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds comparable to the Fund and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Fund. The Class I expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services since the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that it was likely that the expense ratios of some funds in the Fund’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.

The directors noted that the Fund’s contractual effective advisory fee rate, at approximate current size, of 55 basis points, plus the 1 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Expense Group median. The directors noted that the Fund’s total expense ratio, which had been capped by the Adviser (although the expense ratio was currently lower than the cap), was lower than the Expense Group and Expense Universe medians. The directors concluded that the Fund’s expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein Funds, as well as a presentation by the Adviser concerning certain of its views on economies of scale. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements would result in a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	41

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Alliance Bernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

FUND ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in

1	It should be noted that the information in the fee summary was completed on April 23, 2008 and presented to the Board of Directors on May 6-8, 2008.

2	On March 1, 2007, the Fund, previously known as “Real Estate Investment Institutional Fund,” began pursuing global investment strategies, and accordingly, the series was renamed “Global Real Estate Investment Fund II.” Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

42	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 02/29/08 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$1,282.9	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $100,790 (0.01% of the Fund’s average daily net assets) for such services.

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Fund for that portion of its total operating expenses to the degree necessary to limit the Fund’s expense ratio to the amount set forth below for the Fund’s fiscal year. The waiver is terminable by the Adviser at the end of the Fund’s fiscal year upon at least 60 days written notice prior to the termination date of the undertaking. It should be noted that the Fund was operating below its expense cap during its most recently completed fiscal year; accordingly, the expense limitation undertaking of the Fund was of no effect. In addition, set forth below is the gross expense ratio of the Fund for the most recently completed fiscal year:

Fund	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio	Fiscal Year End
Global Real Estate Investment Fund II	Class I	1.20%	0.62%	October 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel,

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	43

auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a similar investment style as the Fund.4 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have

4	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

44	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on February 28, 2007 net assets:

Fund	Net Assets 02/29/08 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Invest Fund II5	$1282.9	U.S. REIT Strategy 70 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $25 million Negotiable on the balance Minimum account size: $25m	0.506%	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.6 Also shown is what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II7	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund. It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

5	The Fund’s investment guidelines are not as restrictive as that of the institutional strategy. The Fund may invest in equity securities of non-U.S. real estate investment trusts (“REITS”) and other non-U.S. real estate industry companies in contrast to the institutional strategy, which invest primarily in equities of U.S. REITS and other U.S. real estate industry companies.

6	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

7	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	45

Fund	Fee
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included the Fund’s ranking with respect to the proposed management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)8 at the approximate current asset level of the Fund.9

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee[10]	Lipper Exp. Group Median	Rank
Global Real Estate Investment Fund II	0.550	0.832	3/17

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”).

8	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

9

The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

10

The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements for expense caps that would effectively reduce the actual management fee.

46	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

The EU11 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Expense Ratio (%)[12]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund II	0.624	0.968	2/17	1.027	3/63

Based on this analysis, the Fund has a more favorable ranking on a total expense ratio basis than it does on a management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund increased during calendar year 2007, relative to 2006.

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

11

Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

12	Most recently completed fiscal year end Class I total expense ratio.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	47

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support (revenue sharing payments). For 2008, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $28 million.13

AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.14

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Fund would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,15 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific

13	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

14	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. During the Fund’s most recently completed fiscal year, the fees paid by the Fund to ABIS were reduced by $11,116 under the offset agreement between the Fund and ABIS.

15	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

48	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli16 study on advisory fees and various fund characteristics. The independent consultant reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors. In this regard, it was noted that the advisory fees of the AllianceBernstein Mutual Funds were generally within the 25th – 75th percentile of their comparable peers.17 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant observed that the actual advisory fees of the AllianceBernstein Mutual Funds were generally lower than the fees predicted by the study’s regression model.

The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets. The independent consultant observed that the advisory fees of certain AllianceBernstein Mutual Funds were higher than the medians of these select groups of funds.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $746 billion as of February 29, 2008, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

16	The Deli study was originally published in 2002 based on 1997 data.

17	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	49

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund18 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)19 for the periods ended January 31, 2008.20

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	-17.63	-22.84	-23.08	3/17	26/94
3 year	13.84	11.99	11.47	2/13	8/62
5 year	21.00	19.23	19.05	1/10	8/49
10 year	10.34	10.48	10.62	5/6	20/30

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)21 versus its benchmark.22

	Periods Ending January 31, 2008 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Global Real Estate Investment Fund II	-17.63	13.84	21.00	10.34	10.26
FTSE EPRA NAREIT Eq TR IX	-15.01	15.30	23.74	N/A	N/A
NAREIT Equity Index	-23.04	11.33	18.63	10.43	10.28
Inception Date: December 9, 1997

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2008

18	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by the Adviser. Lipper maintains its own database that includes the Fund’s performance returns. Rounding differences may cause the Adviser’s Fund returns to be one or two basis points different from Lipper’s own Fund returns. To maintain consistency, the performance returns of the Fund, as reported by the Adviser, are provided instead of Lipper.

19	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

20	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

21	The performance returns shown in the table are for the Class I shares of the Fund.

22	The Adviser provided Fund and benchmark performance return information for periods through January 31, 2008.

50	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

NOTES

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	51

NOTES

52	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

A unit of AllianceBernstein L.P.

BIREIT-0151-1008

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
-Global Real Estate Investment Fund II	2007	$35,500	$4,653	$20,575
	2008	$37,300	$3,517	$34,582

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
-Global Real Estate Investment Fund II	2007	$915,983	$144,748
			$(124,173)
			$(20,575)
	2008	$998,444	$181,218
			$(146,636)
			$(34,582)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 27, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 27, 2008